Risk Management - Disclosure of management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 6,252	£ 6,175
Proportion of Management adjustments to total impairment allowance	6.00%	8.50%
Impairment allowance pre management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 5,875	£ 5,650
Management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	377	525
Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	198	317
Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	179	208
Loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 6,225	£ 6,133
Proportion of Management adjustments to total impairment allowance	6.10%	8.60%
Loans and advances at amortised cost | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 2,132	£ 2,389
Proportion of Management adjustments to total impairment allowance	17.20%	30.60%
Loans and advances at amortised cost | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 4,093	£ 3,744
Proportion of Management adjustments to total impairment allowance	0.30%	(5.50%)
Loans and advances at amortised cost | Impairment allowance pre management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 5,848	£ 5,608
Loans and advances at amortised cost | Impairment allowance pre management adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	1,766	1,657
Loans and advances at amortised cost | Impairment allowance pre management adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	4,082	3,951
Loans and advances at amortised cost | ECL collectively assessed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	5,200	4,800
Loans and advances at amortised cost | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	400	400
Loans and advances at amortised cost | ECL from non-modelled exposures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	300	500
Loans and advances at amortised cost | Management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	377	525
Loans and advances at amortised cost | Management adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	366	732
Loans and advances at amortised cost | Management adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	11	(207)
Loans and advances at amortised cost | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	198	317
Loans and advances at amortised cost | Economic uncertainty adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	182	369
Loans and advances at amortised cost | Economic uncertainty adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	16	(52)
Loans and advances at amortised cost | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	75	206
Loans and advances at amortised cost | Economic uncertainty adjustments | Stage 1 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	71	214
Loans and advances at amortised cost | Economic uncertainty adjustments | Stage 1 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	4	(8)
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	99	110
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	87	154
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	12	(44)
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	24	1
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	24	1
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Loans and advances at amortised cost | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	179	208
Loans and advances at amortised cost | Other adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	184	363
Loans and advances at amortised cost | Other adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(5)	(155)
Retail mortgages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 232	£ 128
Proportion of Management adjustments to total impairment allowance	76.70%	69.50%
Retail mortgages | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 351	£ 388
Proportion of Management adjustments to total impairment allowance	(0.90%)	0.00%
Retail mortgages | Impairment allowance pre management adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 54	£ 39
Retail mortgages | Impairment allowance pre management adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	354	388
Retail mortgages | Management adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	178	89
Retail mortgages | Management adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(3)	0
Retail mortgages | Economic uncertainty adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	57	4
Retail mortgages | Economic uncertainty adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Stage 1 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	12	1
Retail mortgages | Economic uncertainty adjustments | Stage 1 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	32	3
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	13	0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Other adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	121	85
Retail mortgages | Other adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(3)	0
Retail credit cards | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 736	£ 804
Proportion of Management adjustments to total impairment allowance	4.90%	15.50%
Retail credit cards | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 2,863	£ 2,362
Proportion of Management adjustments to total impairment allowance	0.30%	2.30%
Retail credit cards | Impairment allowance pre management adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 700	£ 679
Retail credit cards | Impairment allowance pre management adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	2,855	2,307
Retail credit cards | Management adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	36	125
Retail credit cards | Management adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	8	55
Retail credit cards | Economic uncertainty adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	45	93
Retail credit cards | Economic uncertainty adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Stage 1 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	8	17
Retail credit cards | Economic uncertainty adjustments | Stage 1 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	37	76
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Other adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(9)	32
Retail credit cards | Other adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	8	55
Retail other | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 322	£ 360
Proportion of Management adjustments to total impairment allowance	22.00%	28.60%
Retail other | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 39	£ 219
Proportion of Management adjustments to total impairment allowance	(15.40%)	9.60%
Retail other | Impairment allowance pre management adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 251	£ 257
Retail other | Impairment allowance pre management adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	45	198
Retail other | Management adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	71	103
Retail other | Management adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(6)	21
Retail other | Economic uncertainty adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	9	23
Retail other | Economic uncertainty adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	2
Retail other | Economic uncertainty adjustments | Stage 1 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	3	7
Retail other | Economic uncertainty adjustments | Stage 1 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	6	15
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	2
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	1
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail other | Other adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	62	80
Retail other | Other adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(6)	19
Corporate loans | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 842	£ 1,097
Proportion of Management adjustments to total impairment allowance	9.60%	37.80%
Corporate loans | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 840	£ 775
Proportion of Management adjustments to total impairment allowance	1.40%	(36.50%)
Corporate loans | Impairment allowance pre management adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 761	£ 682
Corporate loans | Impairment allowance pre management adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	828	1,058
Corporate loans | Management adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	81	415
Corporate loans | Management adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	12	(283)
Corporate loans | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	87	301
Corporate loans | Economic uncertainty adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	71	249
Corporate loans | Economic uncertainty adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	16	(54)
Corporate loans | Economic uncertainty adjustments | Stage 1 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	48	189
Corporate loans | Economic uncertainty adjustments | Stage 1 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	4	(8)
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	12	60
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	12	(46)
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	11	0
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Corporate loans | Other adjustments | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	10	166
Corporate loans | Other adjustments | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(4)	(229)
Debt securities at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 27	£ 42
Proportion of Management adjustments to total impairment allowance	0.00%	0.00%
Debt securities at amortised cost | Impairment allowance pre management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 27	£ 42
Debt securities at amortised cost | Management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities at amortised cost | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities at amortised cost | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 0	£ 0